Schedule of Investments (unaudited)
July 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	22,990	$ 4,381,894
General Dynamics Corp.	8,576	2,561,737
General Electric Co.	18,854	3,208,951
Huntington Ingalls Industries, Inc.	568	159,029
L3Harris Technologies, Inc.	7,109	1,612,961
Lockheed Martin Corp.	7,980	4,324,522
Northrop Grumman Corp.	5,545	2,685,554
RTX Corp.	49,731	5,842,895
Textron, Inc.	3,696	343,358
		25,120,901
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	5,241	654,182
FedEx Corp.	8,492	2,566,707
United Parcel Service, Inc., Class B	27,357	3,566,532
		6,787,421
Automobile Components — 0.0%
Aptiv PLC(a)	5,123	355,485
Automobiles — 0.4%
Ford Motor Co.	147,803	1,599,228
General Motors Co.	42,615	1,888,697
		3,487,925
Banks — 6.1%
Bank of America Corp.	254,701	10,266,998
Citigroup, Inc.	71,256	4,623,089
Citizens Financial Group, Inc.	16,969	724,067
Fifth Third Bancorp	25,398	1,075,352
Huntington Bancshares, Inc.	54,570	815,822
JPMorgan Chase & Co.	107,519	22,880,043
KeyCorp	34,987	564,340
M&T Bank Corp.	6,201	1,067,626
PNC Financial Services Group, Inc. (The)	14,923	2,702,555
Regions Financial Corp.	34,717	776,619
Truist Financial Corp.	50,045	2,236,511
U.S. Bancorp	58,333	2,617,985
Wells Fargo & Co.	130,662	7,753,483
		58,104,490
Beverages — 2.2%
Brown-Forman Corp., Class A	740	33,737
Brown-Forman Corp., Class B, NVS	4,531	204,620
Coca-Cola Co. (The)	146,441	9,773,472
Constellation Brands, Inc., Class A	2,850	698,706
Keurig Dr. Pepper, Inc.	26,151	896,456
Molson Coors Beverage Co., Class B	6,539	345,586
PepsiCo, Inc.	51,528	8,897,340
		20,849,917
Biotechnology — 3.4%
AbbVie, Inc.	66,170	12,262,625
Amgen, Inc.	20,058	6,668,683
Biogen, Inc.(a)	5,416	1,154,691
Gilead Sciences, Inc.	46,730	3,554,284
Incyte Corp.(a)(b)	2,805	182,521
Moderna, Inc.(a)	7,108	847,416
Regeneron Pharmaceuticals, Inc.(a)	3,960	4,273,592
United Therapeutics Corp.(a)	1,429	447,692
Vertex Pharmaceuticals, Inc.(a)	5,246	2,600,547
		31,992,051
Security	Shares	Value
Broadline Retail — 0.1%
Coupang, Inc., Class A(a)	15,624	$ 324,198
eBay, Inc.	11,969	665,596
		989,794
Building Products — 0.5%
A. O. Smith Corp.	1,303	110,807
Allegion PLC	1,347	184,283
Builders FirstSource, Inc.(a)	2,380	398,341
Carrier Global Corp.	13,024	887,065
Johnson Controls International PLC	10,656	762,330
Masco Corp.	4,668	363,404
Owens Corning	3,234	602,753
Trane Technologies PLC	4,012	1,341,131
		4,650,114
Capital Markets — 4.2%
Ameriprise Financial, Inc.	1,223	525,976
Bank of New York Mellon Corp. (The)	27,916	1,816,494
BlackRock, Inc.(c)	5,555	4,868,958
Blackstone, Inc., Class A, NVS	14,193	2,017,535
Carlyle Group, Inc. (The)	8,056	400,705
Charles Schwab Corp. (The)	53,824	3,508,786
CME Group, Inc., Class A	13,501	2,615,279
Franklin Resources, Inc.	10,694	244,572
Goldman Sachs Group, Inc. (The)	12,120	6,169,444
Intercontinental Exchange, Inc.	17,465	2,646,995
KKR & Co., Inc., Class A	17,919	2,212,100
Moody’s Corp.	2,545	1,161,742
Morgan Stanley	47,023	4,853,244
Nasdaq, Inc.	8,692	588,275
Northern Trust Corp.	7,736	685,796
Raymond James Financial, Inc.	2,788	323,408
S&P Global, Inc.	6,759	3,276,290
State Street Corp.	11,246	955,573
T Rowe Price Group, Inc.	8,300	947,943
		39,819,115
Chemicals — 2.0%
Air Products & Chemicals, Inc.	8,347	2,202,356
Albemarle Corp.	2,075	194,365
Celanese Corp., Class A	1,783	251,670
CF Industries Holdings, Inc.	6,790	518,688
Corteva, Inc.	14,514	814,235
Dow, Inc.	15,308	833,827
DuPont de Nemours, Inc.	8,283	693,287
Eastman Chemical Co.	4,423	457,029
Ecolab, Inc.	4,326	997,965
International Flavors & Fragrances, Inc.	9,549	949,935
Linde PLC	14,741	6,685,044
LyondellBasell Industries NV, Class A	9,671	961,878
Mosaic Co. (The)	11,998	357,180
PPG Industries, Inc.	5,325	676,169
RPM International, Inc.	1,609	195,429
Sherwin-Williams Co. (The)	5,814	2,039,551
Westlake Corp.	778	115,035
		18,943,643
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	5,417	1,052,631
Veralto Corp.	3,653	389,264
Waste Management, Inc.	9,751	1,976,138
		3,418,033
Communications Equipment — 1.0%
Cisco Systems, Inc.	151,076	7,319,632

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
F5, Inc.(a)	1,282	$ 261,067
Juniper Networks, Inc.	12,131	457,217
Motorola Solutions, Inc.	4,145	1,653,523
		9,691,439
Construction & Engineering — 0.0%
AECOM	1,966	178,139
Construction Materials — 0.2%
CRH PLC	25,680	2,200,776
Consumer Finance — 0.8%
Ally Financial, Inc.	10,121	455,546
American Express Co.	14,080	3,562,803
Capital One Financial Corp.	14,219	2,152,757
Discover Financial Services	4,022	579,128
Synchrony Financial	15,189	771,449
		7,521,683
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	14,649	290,490
BJ’s Wholesale Club Holdings, Inc.(a)	2,543	223,682
Casey’s General Stores, Inc.	421	163,281
Costco Wholesale Corp.	8,946	7,353,612
Dollar General Corp.	8,202	987,439
Dollar Tree, Inc.(a)	4,274	445,949
Kroger Co. (The)	25,283	1,377,923
Target Corp.	17,316	2,604,500
U.S. Foods Holding Corp.(a)	4,272	232,354
Walgreens Boots Alliance, Inc.	26,757	317,606
Walmart, Inc.	162,816	11,175,690
		25,172,526
Containers & Packaging — 0.4%
Amcor PLC	54,009	568,715
Avery Dennison Corp.	1,472	319,174
Ball Corp.	5,003	319,341
Crown Holdings, Inc.	2,854	253,150
International Paper Co.	12,838	596,710
Packaging Corp. of America	3,380	675,560
Smurfit WestRock PLC	18,664	836,894
		3,569,544
Distributors — 0.1%
Genuine Parts Co.	3,027	445,302
LKQ Corp.	9,979	414,128
Pool Corp.	723	270,431
		1,129,861
Diversified Consumer Services — 0.0%
Service Corp. International	2,469	197,298
Diversified REITs — 0.0%
WP Carey, Inc.	8,122	469,533
Diversified Telecommunication Services — 1.2%
AT&T Inc.	267,973	5,158,480
Verizon Communications, Inc.	157,564	6,384,493
		11,542,973
Electric Utilities — 2.7%
Alliant Energy Corp.	9,535	530,718
American Electric Power Co., Inc.	19,671	1,930,118
Avangrid, Inc.	2,662	94,954
Constellation Energy Corp.	11,769	2,233,756
Duke Energy Corp.	28,914	3,159,433
Edison International	14,348	1,147,983
Entergy Corp.	7,886	914,539
Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	8,584	$ 497,872
Eversource Energy	13,066	848,114
Exelon Corp.	37,234	1,385,105
FirstEnergy Corp.	19,223	805,636
NextEra Energy, Inc.	76,818	5,868,127
NRG Energy, Inc.	5,079	381,788
PG&E Corp.	46,292	844,829
PPL Corp.	27,573	819,470
Southern Co. (The)	40,907	3,416,553
Xcel Energy, Inc.	20,642	1,203,016
		26,082,011
Electrical Equipment — 0.6%
Eaton Corp. PLC	6,514	1,985,402
Emerson Electric Co.	21,386	2,504,515
GE Vernova, Inc.(a)	4,996	890,487
Regal Rexnord Corp.	1,078	173,213
		5,553,617
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	19,609	1,260,074
Corning, Inc.	28,913	1,156,809
Flex Ltd.(a)(b)	10,467	336,514
Jabil, Inc.	1,941	218,693
Keysight Technologies, Inc.(a)	3,569	498,125
TD SYNNEX Corp.	1,842	219,511
TE Connectivity Ltd.	5,382	830,604
Teledyne Technologies, Inc.(a)	818	345,082
Trimble, Inc.(a)	3,024	164,929
Zebra Technologies Corp., Class A(a)	461	161,899
		5,192,240
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	19,065	738,197
Halliburton Co.	15,159	525,714
Schlumberger NV	45,445	2,194,539
		3,458,450
Entertainment — 0.6%
Electronic Arts, Inc.	2,672	403,312
Walt Disney Co. (The)	48,682	4,561,017
Warner Bros Discovery, Inc., Class A(a)	84,625	732,006
		5,696,335
Financial Services — 4.1%
Apollo Global Management, Inc.	10,701	1,340,942
Berkshire Hathaway, Inc., Class B(a)	67,487	29,593,050
Corpay, Inc.(a)(b)	663	193,477
Equitable Holdings, Inc.	11,456	499,596
Fidelity National Information Services, Inc.	21,105	1,621,497
Fiserv, Inc.(a)	17,407	2,847,263
Global Payments, Inc.	5,775	586,971
PayPal Holdings, Inc.(a)	39,235	2,580,878
		39,263,674
Food Products — 1.2%
Archer-Daniels-Midland Co.	18,421	1,142,286
Bunge Global SA	5,281	555,720
Campbell Soup Co.	7,437	348,498
Conagra Brands, Inc.	17,842	540,969
General Mills, Inc.	21,359	1,434,043
Hershey Co. (The)	2,470	487,776
Hormel Foods Corp.	7,311	234,756
J M Smucker Co. (The)	3,964	467,554
Kellanova	9,853	572,952
Kraft Heinz Co. (The)	33,446	1,177,634

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., NVS	4,368	$ 336,380
Mondelez International, Inc., Class A	50,315	3,439,030
Tyson Foods, Inc., Class A	5,319	323,927
		11,061,525
Gas Utilities — 0.1%
Atmos Energy Corp.	5,705	729,555
Ground Transportation — 1.1%
CSX Corp.	73,393	2,576,094
JB Hunt Transport Services, Inc.	1,206	208,819
Norfolk Southern Corp.	8,460	2,111,278
U-Haul Holding Co.(a)	288	19,236
U-Haul Holding Co., NVS	2,170	138,294
Union Pacific Corp.	22,824	5,631,365
XPO, Inc.(a)	1,436	164,982
		10,850,068
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	65,000	6,886,100
Align Technology, Inc.(a)	975	226,083
Baxter International, Inc.	18,959	679,111
Becton Dickinson & Co.	10,903	2,628,277
Boston Scientific Corp.(a)	28,904	2,135,428
Cooper Cos., Inc. (The)	2,101	196,086
GE HealthCare Technologies, Inc.	8,030	679,579
Hologic, Inc.(a)	8,713	711,068
Medtronic PLC	49,169	3,949,254
Solventum Corp.(a)	5,174	304,645
Stryker Corp.	8,133	2,663,151
Teleflex, Inc.	1,087	240,140
Zimmer Biomet Holdings, Inc.	3,840	427,584
		21,726,506
Health Care Providers & Services — 4.3%
Cardinal Health, Inc.	9,102	917,755
Cencora, Inc.	2,981	709,120
Centene Corp.(a)	20,046	1,541,938
Cigna Group (The)	10,622	3,703,573
CVS Health Corp.	47,061	2,839,190
DaVita, Inc.(a)(b)	957	130,745
Elevance Health, Inc.	8,696	4,626,533
HCA Healthcare, Inc.	7,281	2,643,367
Humana, Inc.	4,498	1,626,522
Labcorp Holdings, Inc.(b)	3,173	683,591
McKesson Corp.	3,393	2,093,549
Molina Healthcare, Inc.(a)	931	317,722
Quest Diagnostics, Inc.	4,148	590,260
Tenet Healthcare Corp.(a)	3,618	541,615
UnitedHealth Group, Inc.	29,723	17,125,204
Universal Health Services, Inc., Class B	1,214	259,505
		40,350,189
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	4,106	481,593
Healthpeak Properties, Inc.	26,424	576,572
Ventas, Inc.	9,970	542,767
Welltower, Inc.	14,090	1,567,512
		3,168,444
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	26,151	457,904
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	839	3,116,893
Carnival Corp.(a)	37,352	622,284
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	2,263	$ 331,054
DraftKings, Inc., Class A(a)	7,990	295,231
Expedia Group, Inc.(a)	2,308	294,662
Marriott International, Inc., Class A	7,559	1,718,161
McDonald’s Corp.	21,371	5,671,863
MGM Resorts International(a)	5,012	215,366
Royal Caribbean Cruises Ltd.(a)(b)	2,687	421,107
Starbucks Corp.	27,766	2,164,360
		14,850,981
Household Durables — 0.7%
DR Horton, Inc.	11,421	2,054,980
Garmin Ltd.	2,022	346,267
Lennar Corp., Class A	8,941	1,581,931
Lennar Corp., Class B	404	66,644
NVR, Inc.(a)	114	981,253
PulteGroup, Inc.	4,517	596,244
Toll Brothers, Inc.	2,435	347,499
TopBuild Corp.(a)	492	235,442
		6,210,260
Household Products — 1.9%
Clorox Co. (The)	1,697	223,885
Colgate-Palmolive Co.	21,776	2,159,961
Kimberly-Clark Corp.	8,152	1,100,928
Procter & Gamble Co. (The)	88,455	14,220,026
		17,704,800
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,530	471,969
Vistra Corp.	4,512	357,440
		829,409
Industrial Conglomerates — 0.8%
3M Co.	20,736	2,644,877
Honeywell International, Inc.	24,406	4,997,128
		7,642,005
Industrial REITs — 0.3%
Prologis, Inc.	25,721	3,242,132
Insurance — 3.2%
Aflac, Inc.	19,363	1,846,843
Allstate Corp. (The)	5,677	971,448
American Financial Group, Inc.	1,701	222,763
American International Group, Inc.	24,775	1,962,923
Aon PLC, Class A	5,999	1,970,731
Arch Capital Group Ltd.(a)	9,431	903,301
Arthur J. Gallagher & Co.	5,431	1,539,634
Chubb Ltd.	15,149	4,175,973
Cincinnati Financial Corp.	3,563	465,399
Everest Group Ltd.	1,644	645,878
Fidelity National Financial, Inc., Class A	9,736	539,472
Hartford Financial Services Group, Inc. (The)	11,008	1,221,007
Loews Corp.	6,940	554,853
Markel Group, Inc.(a)	183	299,910
Marsh & McLennan Cos., Inc.	13,598	3,026,507
MetLife, Inc.	22,441	1,724,591
Principal Financial Group, Inc.	8,724	711,093
Progressive Corp. (The)	10,220	2,188,307
Prudential Financial, Inc.	13,491	1,690,692
Reinsurance Group of America, Inc.	2,461	554,783
RenaissanceRe Holdings Ltd.	1,926	446,659
Travelers Cos., Inc. (The)	4,851	1,049,951
Unum Group	6,787	390,456

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
W. R. Berkley Corp.	4,924	$ 271,460
Willis Towers Watson PLC	1,958	552,704
		29,927,338
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A	106,891	18,336,082
Alphabet, Inc., Class C, NVS	95,264	16,494,962
Meta Platforms, Inc., Class A	35,518	16,865,012
Pinterest, Inc., Class A(a)	9,762	311,896
		52,007,952
IT Services — 1.6%
Accenture PLC, Class A	20,291	6,708,610
Akamai Technologies, Inc.(a)	3,134	308,009
Cognizant Technology Solutions Corp., Class A	18,757	1,419,530
EPAM Systems, Inc.(a)	1,005	216,206
International Business Machines Corp.	34,428	6,614,996
		15,267,351
Life Sciences Tools & Services — 1.7%
Avantor, Inc.(a)	10,389	277,906
Charles River Laboratories International, Inc.(a)	689	168,185
Danaher Corp.	25,312	7,013,449
IQVIA Holdings, Inc.(a)	2,469	607,942
Revvity, Inc.	2,629	330,229
Thermo Fisher Scientific, Inc.	12,175	7,467,414
Waters Corp.(a)	806	271,041
		16,136,166
Machinery — 1.8%
Caterpillar, Inc.	13,909	4,815,296
CNH Industrial NV	33,913	361,173
Cummins, Inc.	1,637	477,677
Deere & Co.	9,498	3,533,066
Dover Corp.	1,551	285,787
Fortive Corp.	3,906	280,646
Illinois Tool Works, Inc.	11,165	2,760,881
Otis Worldwide Corp.	6,000	567,000
PACCAR, Inc.	19,235	1,897,725
Parker-Hannifin Corp.	2,649	1,486,513
Pentair PLC	1,675	147,182
Snap-on, Inc.	1,296	371,991
Stanley Black & Decker, Inc.	3,053	322,458
		17,307,395
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	3,686	1,399,648
Comcast Corp., Class A	146,698	6,054,226
Fox Corp., Class A, NVS	8,683	330,301
Fox Corp., Class B	4,987	176,689
Interpublic Group of Cos., Inc. (The)	14,104	453,726
News Corp., Class A, NVS	14,156	390,423
News Corp., Class B	4,184	119,202
Omnicom Group, Inc.	7,406	726,084
Sirius XM Holdings, Inc.(b)	23,548	81,241
		9,731,540
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	53,855	2,445,555
Newmont Corp.	18,738	919,474
Nucor Corp.	8,943	1,457,172
Reliance, Inc.	2,148	654,195
Southern Copper Corp.	3,242	345,630
Steel Dynamics, Inc.	5,590	744,700
		6,566,726
Security	Shares	Value
Multi-Utilities — 1.0%
Ameren Corp.	10,073	$ 798,487
CenterPoint Energy, Inc.	24,236	672,549
CMS Energy Corp.	7,245	469,476
Consolidated Edison, Inc.	12,913	1,259,276
Dominion Energy, Inc.	17,695	945,975
DTE Energy Co.	7,708	929,045
NiSource, Inc.	16,718	522,437
Public Service Enterprise Group, Inc.	18,621	1,485,397
Sempra	23,542	1,884,773
WEC Energy Group, Inc.	11,788	1,014,475
		9,981,890
Office REITs — 0.0%
BXP, Inc.	5,857	417,663
Oil, Gas & Consumable Fuels — 6.2%
Antero Resources Corp.(a)	10,975	318,495
APA Corp.	13,800	430,422
Cheniere Energy, Inc.	5,944	1,085,612
Chesapeake Energy Corp.	3,933	300,206
Chevron Corp.	64,444	10,341,329
ConocoPhillips	43,789	4,869,337
Coterra Energy, Inc.	16,663	429,905
Devon Energy Corp.	23,592	1,109,532
Diamondback Energy, Inc.	6,468	1,308,541
EOG Resources, Inc.	21,529	2,729,877
EQT Corp.	7,491	258,514
Exxon Mobil Corp.	168,974	20,038,627
HF Sinclair Corp.	6,217	319,989
Kinder Morgan, Inc.	73,937	1,562,289
Marathon Oil Corp.	21,077	591,210
Marathon Petroleum Corp.	13,219	2,340,027
Occidental Petroleum Corp.	23,577	1,433,953
ONEOK, Inc.	21,766	1,813,761
Ovintiv, Inc.	9,935	461,381
Phillips 66	15,891	2,311,823
Targa Resources Corp.	4,827	652,997
Valero Energy Corp.	12,195	1,972,175
Williams Cos., Inc. (The)	45,431	1,950,807
		58,630,809
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	13,174	566,745
Southwest Airlines Co.	12,432	334,918
United Airlines Holdings, Inc.(a)	12,221	555,078
		1,456,741
Personal Care Products — 0.1%
Coty, Inc., Class A(a)(b)	3,460	34,427
Kenvue, Inc.	64,823	1,198,577
		1,233,004
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	76,304	3,629,018
Johnson & Johnson	90,221	14,241,385
Merck & Co., Inc.	60,699	6,866,878
Pfizer, Inc.(a)	212,391	6,486,421
Royalty Pharma PLC, Class A	15,004	422,663
Viatris, Inc.	44,828	540,626
Zoetis, Inc., Class A	9,662	1,739,546
		33,926,537
Professional Services — 0.4%
Automatic Data Processing, Inc.	9,751	2,560,808
Booz Allen Hamilton Holding Corp., Class A	1,131	162,084
Jacobs Solutions, Inc.	1,589	232,550

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Leidos Holdings, Inc.	2,982	$ 430,601
SS&C Technologies Holdings, Inc.	8,054	587,539
		3,973,582
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)	4,383	494,008
Residential REITs — 0.3%
AvalonBay Communities, Inc.	2,688	550,825
Camden Property Trust	2,215	245,311
Equity LifeStyle Properties, Inc.	2,565	176,164
Equity Residential	7,658	533,227
Essex Property Trust, Inc.	1,265	352,125
Mid-America Apartment Communities, Inc.	2,731	381,712
UDR, Inc.	4,275	171,299
		2,410,663
Retail REITs — 0.4%
Kimco Realty Corp.	7,036	152,892
Realty Income Corp.	21,659	1,243,877
Regency Centers Corp.	3,804	256,161
Simon Property Group, Inc.	11,532	1,769,470
		3,422,400
Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	15,487	3,583,382
Applied Materials, Inc.	18,821	3,993,816
Broadcom, Inc.	75,121	12,070,442
Entegris, Inc.	2,163	255,861
Intel Corp.	159,543	4,904,352
KLA Corp.	3,085	2,539,171
Lam Research Corp.	3,028	2,789,515
Microchip Technology, Inc.	11,372	1,009,606
Micron Technology, Inc.	41,341	4,540,069
NXP Semiconductors NV	9,564	2,516,862
ON Semiconductor Corp.(a)	10,391	813,096
Qorvo, Inc.(a)	1,507	180,539
QUALCOMM, Inc.	41,826	7,568,415
Skyworks Solutions, Inc.	5,977	679,107
Teradyne, Inc.	2,995	392,824
Texas Instruments, Inc.	34,004	6,930,355
		54,767,412
Software — 0.9%
Gen Digital, Inc.	10,181	264,604
MicroStrategy, Inc., Class A(a)(b)	223	360,020
Oracle Corp.	42,623	5,943,778
Roper Technologies, Inc.	2,172	1,183,197
Zoom Video Communications, Inc., Class A(a)	8,963	541,365
		8,292,964
Specialized REITs — 1.2%
American Tower Corp.	17,480	3,852,592
Crown Castle, Inc.	16,276	1,791,662
Digital Realty Trust, Inc.	3,302	493,616
Extra Space Storage, Inc.	5,103	814,541
Gaming & Leisure Properties, Inc.	9,750	489,450
Iron Mountain, Inc.	5,461	560,080
Public Storage	3,077	910,546
VICI Properties, Inc.	38,697	1,209,668
Weyerhaeuser Co.	27,196	863,745
		10,985,900
Specialty Retail — 2.8%
Best Buy Co., Inc.	7,437	643,449
CarMax, Inc.(a)(b)	2,750	232,210
Security	Shares	Value
Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	1,175	$ 254,211
Home Depot, Inc. (The)	37,142	13,674,199
Lowe’s Cos., Inc.	21,445	5,264,962
O’Reilly Automotive, Inc.(a)	1,657	1,866,345
Penske Automotive Group, Inc.	742	129,190
TJX Cos., Inc. (The)	30,719	3,471,861
Tractor Supply Co.	1,164	306,505
Ulta Beauty, Inc.(a)	923	336,794
Williams-Sonoma, Inc.	1,577	243,930
		26,423,656
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	270,396	60,049,544
Dell Technologies, Inc., Class C	5,578	634,107
Hewlett Packard Enterprise Co.	48,622	968,064
HP, Inc.	36,883	1,331,108
NetApp, Inc.	3,687	468,175
Seagate Technology Holdings PLC	7,630	779,557
Western Digital Corp.(a)	12,229	819,954
		65,050,509
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	33,814	2,531,316
Tobacco — 1.0%
Altria Group, Inc.	64,435	3,157,959
Philip Morris International, Inc.	58,124	6,693,560
		9,851,519
Trading Companies & Distributors — 0.3%
Ferguson PLC	7,650	1,703,272
United Rentals, Inc.	1,299	983,473
		2,686,745
Water Utilities — 0.1%
American Water Works Co., Inc.	3,655	520,326
Essential Utilities, Inc.	6,511	264,672
		784,998
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	11,750	2,141,790
Total Long-Term Investments — 99.8% (Cost: $747,532,713)		946,671,340
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	2,343,571	2,344,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	2,682,985	2,682,985
Total Short-Term Securities — 0.5% (Cost: $5,026,862)		5,027,493
Total Investments — 100.3% (Cost: $752,559,575)		951,698,833
Liabilities in Excess of Other Assets — (0.3)%		(3,181,966)
Net Assets — 100.0%		$ 948,516,867
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,558,842	$ —	$ (1,214,713)(a)	$ 298	$ 81	$ 2,344,508	2,343,571	$ 8,043(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,792,039	890,946(a)	—	—	—	2,682,985	2,682,985	29,012	—
BlackRock, Inc.	4,490,108	332,141	(648,282)	34,543	660,448	4,868,958	5,555	30,340	—
				$ 34,841	$ 660,529	$ 9,896,451		$ 67,395	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	16	09/20/24	$ 1,452	$ 50,622
E-Mini S&P Communication Services Select Sector Index	2	09/20/24	226	(4,395)
				$ 46,227
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 946,671,340	$ —	$ —	$ 946,671,340
Short-Term Securities
Money Market Funds	5,027,493	—	—	5,027,493
	$ 951,698,833	$ —	$ —	$ 951,698,833
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 50,622	$ —	$ —	$ 50,622
Liabilities
Equity Contracts	(4,395)	—	—	(4,395)
	$ 46,227	$ —	$ —	$ 46,227
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust